Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 133,836	$ 66,769
Accounts receivable	4,530	0
Tax refund receivable	0	147,997
TOTAL ASSETS	138,366	214,766
CURRENT LIABILITIES
Accrued expenses	346,987	469,700
Demand note payable	0	60,000
Derivative liability	0	10,800
Total current liabilities	346,987	540,500
Convertible note payable, net	88,616	73,980
TOTAL LIABILITIES	435,603	614,480
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2014 and December 31, 2013	4,000	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 16,179,426 and 14,496,561 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	16,180	14,497
Common stock subscription and interest receivable	(743,900)	(721,782)
Additional paid-in capital	16,183,960	14,265,710
Accumulated deficit	(15,747,679)	(13,952,470)
Total stockholders' deficit	(287,439)	(390,045)
Noncontrolling interest	(9,798)	(9,669)
TOTAL STOCKHOLDERS' DEFICIT	(297,237)	(399,714)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 138,366	$ 214,766